Document And Entity Information	Nov. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	Eastman Kodak Company
Entity Central Index Key	0000031235
Entity Emerging Growth Company	false
Entity File Number	1-00087
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	16-0417150
Entity Address, Address Line One	343 State Street
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14650
City Area Code	800
Local Phone Number	356-3259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KODK
Security Exchange Name	NYSE